                                    FORM 13F

                              Form 13 F Cover Page

Report for the Calendar Year or Quarter Ended: 03/31/2011

Check here if Amendment ( ); Amendment Number ________

      This Amendment (Check only one): ( ) is a restatement
                                       ( ) adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Daniels&Tansey, LLP
Address: 1013 Centre Road
         Suite 220
         Wilmington, DE 19805

Form 13F File Number: 028-14068

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood tha all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Daniel N. Mullen
Title: Chief Compliance Officer
Phone: 310-594-1070

Signature, Place and Date of Signing:

Daniel N. Mullen,        Wilmington, DE,        May 4, 2011

Report Type (Check only one.):

(x) 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.)

( ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers.)

List of Other Managers Reporting for this Manager:

None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None
                                   ----

Form 13F Information Table Entry Total: 30
                                        --

Form 13F Information Table Value Total: 147045
                                        ------
                                        (thousands)

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE
                               DANIELS+TANSEY LLP
                              AS OF MARCH 31, 2011

COLUMN 1                          COLUMN 2         COLUMN 3 COLUMN 4 COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
----------------------------- ------------------- --------- -------- --------          ---------- -------- --------------------
                                                                                                            VOTING AUTHORITY
                                                             VALUE    SHRS OR SH/ PUT/ INVESTMENT OTHER    --------------------
NAME OF ISSUER                TITLE OF CLASS        CUSIP   (x$1000)  PRN AMT PRN CALL DISCRETION MGRS     SOLE  SHARED   NONE
----------------------------- ------------------- --------- -------- -------- --- ---- ---------- -------- ----  ------  ------
ALPHATEC HOLDINGS INC         COM                 02081G102    985     364983 SH       SOLE       N/A                    364983
CITIGROUP INC                 COM                 172967101    147      33250 SH       SOLE       N/A                     33250
DUPONT E I DE NEMOURS & CO    COM                 263534109    282       5127 SH       SOLE       N/A                      5127
FIRST NIAGARA FINL GRP INC    COM                 33582V108    322      23732 SH       SOLE       N/A                     23732
FULTON FINL CORP PA           COM                 360271100    111      10000 SH       SOLE       N/A                     10000
NOVOGEN LIMITED               SPON ADR            67010F103     22      14400 SH       SOLE       N/A                     14400
PNC FINL SVS GRP              COM                 693475105    272       4319 SH       SOLE       N/A                      4319
SHORE BANCSHARES INC          COM                 825107105    115      11744 SH       SOLE       N/A                     11744
ISHARES TR                    S&P MIDCAP 400      464287507  23932     242446 SH       SOLE       N/A                    242446
ISHARES TR                    MSCI EAFE INDEX     464287465    216       3598 SH       SOLE       N/A                      3598
ISHARES TR                    MSCI EMERG MKT      464287234    657      13503 SH       SOLE       N/A                     13503
ISHARES TR                    RUSSELL 1000        464287622  26879     363864 SH       SOLE       N/A                    363864
ISHARES TR                    S&P MODERATE        464289875    454      14881 SH       SOLE       N/A                     14881
ISHARES TR                    S&P SMLCAP 600      464287804   9859     134028 SH       SOLE       N/A                    134028
POWERSHARES QQQ TRUST         UNIT SER I          73935A104   4133      71970 SH       SOLE       N/A                     71970
SPDR SERIES TRUST             DJ REIT ETF         78464A607   4807      74417 SH       SOLE       N/A                     74417
SPDR INDEX SHS FDS            GLB NAT RESRCE      78463X541   4556      72497 SH       SOLE       N/A                     72497
SPDR S&P 500 ETF TR           TR UNIT             78462F103  12352      93156 SH       SOLE       N/A                     93156
VANGUARD INTL EQUITY INDEX F  MSCI EMR MKT ETF    922042858   7794     159231 SH       SOLE       N/A                    159231
VANGUARD SPECIALIZED PORTFOL  DIV APP ETF         921908844   4219      76001 SH       SOLE       N/A                     76001
ISHARES TR                    BARCLYS 1-3 YR CR   464288646   1106      10591 SH       SOLE       N/A                     10591
ISHARES TR                    BARCLYS 3-7 YR      464288661    254       2227 SH       SOLE       N/A                      2227
ISHARES TR                    AGENCY BD FD        464288166   1970      18012 SH       SOLE       N/A                     18012
ISHARES TR                    BARCLYS US AGG B    464287226  14243     135479 SH       SOLE       N/A                    135479
ISHARES TR                    BARCLYS INTER CR    464288638   5334      50662 SH       SOLE       N/A                     50662
ISHARES TR                    BARCLYS MBS BD      464288588  12798     121501 SH       SOLE       N/A                    121501
ISHARES TR                    S&P NATL AMTFREE    464288414    745       7490 SH       SOLE       N/A                      7490
ISHARES TR                    US PFD STK IDX      464288687    402      10143 SH       SOLE       N/A                     10143
POWERSHARES GLOBAL ETF TRUST  SOVEREIGN DEBT      73936T573    971      36750 SH       SOLE       N/A                     36750
SPDR SERIES TRUST             BARCLYS YIELD ETF   78464A417   7108     175473 SH       SOLE       N/A                    175473